Loans and advances to customers - Movement in loss provision by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (176,554)	€ (184,596)
Impairment at end of year	(163,853)	(176,554)	€ (184,596)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(916,199)	(942,218)
Impairment at end of year	(972,682)	(916,199)	(942,218)
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	9,089	8,930	12,593
Exchange differences and other changes	(529)	3,336	(163)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	284	474
Impairment at end of year	215	284	474
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	23,595	22,242	23,307
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	(304)	(3,020)	420
Impairment at end of year	22,964	23,595	22,242
Accumulated impairment | Customers | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	9,937	8,309
Impairment at end of year	9,414	9,937	8,309
Accumulated impairment | Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,658	13,933
Impairment at end of year	13,550	13,658	13,933
Financial assets at amortized cost | Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	23,595	22,242	23,307
To stage 2 from stage 1	2,390	1,840	2,271
To stage 3 from stage 1	1,972	2,131	1,082
To stage 3 from stage 2	1,388	1,095	2,547
To stage 1 from stage 2	(771)	(682)	(747)
To stage 2 from stage 3	(544)	(424)	(436)
To stage 1 from stage 3	(59)	(85)	(94)
Net changes of the exposure and modifications in the credit risk	4,386	9,510	6,485
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	(304)	(3,102)	420
Impairment at end of year	22,964	23,595	22,242
Financial assets at amortized cost | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	4,265	3,835	3,658
To stage 2 from stage 1	(578)	(1,040)	(964)
To stage 3 from stage 1	(237)	(255)	(214)
To stage 1 from stage 2	254	294	301
To stage 1 from stage 3	8	53	29
Net changes of the exposure and modifications in the credit risk	617	1,966	1,119
Exchange differences and other changes	(141)	(588)	(94)
Impairment at end of year	4,188	4,265	3,835
Financial assets at amortized cost | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	5,672	4,474	4,743
To stage 2 from stage 1	2,968	2,880	3,235
To stage 3 from stage 2	(1,086)	(971)	(3,065)
To stage 1 from stage 2	(1,025)	(976)	(1,048)
To stage 2 from stage 3	216	303	381
Net changes of the exposure and modifications in the credit risk	(1,557)	535	(182)
Exchange differences and other changes	38	(573)	410
Impairment at end of year	5,226	5,672	4,474
Financial assets at amortized cost | Accumulated impairment | Customers | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,658	13,933	14,906
To stage 3 from stage 1	2,209	2,386	1,296
To stage 3 from stage 2	2,474	2,066	5,612
To stage 2 from stage 3	(760)	(727)	(817)
To stage 1 from stage 3	(67)	(138)	(123)
Net changes of the exposure and modifications in the credit risk	5,326	7,009	5,548
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	(201)	(1,941)	104
Impairment at end of year	€ 13,550	€ 13,658	€ 13,933